Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity-Based Awards Grant Policy
The Company’s Equity-Based Awards Grant Policy provides for certain procedures with respect to the granting of equity awards, including specifying pre-determined
dates for annual and
off-cycle
grants and specifying that the Company will not purposely accelerate or delay the public release of material information in consideration of pending equity grants. Generally, annual equity grants are effective as of the date that is two business days after the Company publicly discloses its results for the previous fiscal year. As in prior years and in compliance with the Company’s Equity-Based Awards Grant Policy, the grant date of annual equity awards to our NEOs was in February 2024 after we announced our financial results for 2023. The Company does not schedule its equity grants in anticipation of the release of material non-public
information (“
MNPI
”) nor does the Company time the release of MNPI based on equity grant dates.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false